Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance (PVP)
3
The following table is required by the SEC and shows, for the years presented: (i) the total compensation for our Chief Executive Officer (who is our Principal Executive Officer (“PEO”)) and average total compensation for our other named executive officers, with total compensation in each case as reported in the Total column in the Summary Compensation Table located under “— Compensation Tables – Summary Compensation Table” (the “SCT Total”); and (ii) a calculated Compensation Actually Paid (“CAP”) value. The table also shows TSR for the Company and the S&P 500 Insurance Index, net income and a Company-selected financial performance measure of adjusted net operating income. See “Reconciliation of GAAP and
Non-GAAP
Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)(3)	Average Summary Compensation Table (SCT) Total for Non- PEO Named Executive Officers ($) (4)	Average Compensation Actually Paid (CAP) to Non- PEO Named Executive Officers ($) (2)(4)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Adjusted Net Operating Income (8)
					Cumulative Company Total Stockholder Return (6)	Cumulative Peer Group Total Stockholder Return (6)(7)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
							(in millions)
2022	$4,793,457	$4,208,898	$2,606,419	$2,371,553	13.3%	44.9%	$368.0	$437.9
2021	$5,055,625	$6,453,617	$2,449,063	$3,043,732	20.4%	31.5%	$372.0	$462.2
2020	$5,279,867	$5,680,952	$2,424,433	$2,597,277	3.9%	-0.4%	$386.2	$391.6

(1)	For all fiscal years presented, the Principal Executive Officer was Glenn J. Williams, our Chief Executive Officer.
(2)
We did not report a change in pension value for any of the years presented; therefore, no deduction from the SCT Total was made with respect to pension plan value. In addition, all dividends are reflected in the SCT Total.

(3)
To calculate the CAP to our PEO, the amounts set forth below were deducted from or added to the SCT Total as indicated. During the years presented: (a) our PEO did not participate in a pension plan; and (b) there were no options granted, no awards granted in a prior fiscal year were forfeited in the covered fiscal year, no equity awards were granted which, vested in the same fiscal year and no equity awards failed to meet vesting conditions in the year.

Reconciliation of PEO SCT Total to CAP:

Year	SCT Total	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (ii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (b) + (c) + (d) + (e)	(a) + (f)
2022	$4,793,457	$(2,749,851)	$2,992,969	$(330,241)	$(497,436)	$(584,559)	$4,208,898
2021	$5,055,625	$(2,749,801)	$2,946,462	$675,179	$526,152	$1,397,992	$6,453,617
2020	$5,279,867	$(2,749,920)	$3,033,247	$128,983	$(11,225)	$401,085	$5,680,952

(i)	Based on the closing price per share of our common stock on December 31, 2022, 2021, 2020 and 2019 of $141.82, $153.27, $133.93, and $130.56, respectively.

3
The material in this Pay Versus Performance (PVP) section shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement or any portion hereof into any filing under the Securities Act or the Exchange Act, except to the extent that the Company specifically incorporates this information by reference, and shall not otherwise be deemed filed under such acts.

(ii)
Based on the closing price per share of our common stock on the vesting dates of March 1, 2022, 2021 and 2020 of $124.42, $146.66 and $111.34, respectively. For PSUs, reflects the actual number of shares paid out upon vesting (which is between 0% and 150% of the number of PSUs granted).

(4)	For all fiscal years presented, our non-PEO named executive officers consisted of Peter W. Schneider, Alison S. Rand and Gregory C. Pitts.
(5)
To calculate CAP to our named executive officers other than our PEO, the amounts set forth below were deducted from or added to the SCT Total as indicated. During the years presented, there were no options granted, no awards granted in a prior fiscal year were forfeited in the covered fiscal year, no equity awards were granted and vested in the same fiscal year and no equity awards failed to meet vesting conditions in the year.

Reconciliation of Average Non-PEO NEOs SCT Total to CAP:

Year	SCT Total	DEDUCT Aggregate Change in Actuarial Present Value of Defined Benefit and Actuarial Pension Plans (i)	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (iii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b) + (c) + (d) + (e) + (f)	(a) + (g)
2022	$2,606,419	$—	$(1,383,178)	$1,505,467	$(140,053)	$(217,102)	$(234,866)	$2,371,553
2021	$2,449,063	$(408)	$(1,166,539)	$1,249,968	$286,393	$225,254	$594,669	$3,043,732
2020	$2,424,433	$(1,129)	$(1,166,441)	$1,286,621	$54,104	$(311)	$172,844	$2,597,277

(i)
One non-PEO named executive officer participated in a predecessor’s pension plan during the years presented. There was no service rendered or plan amendments during the years presented and therefore no pension values are added back in the reconciliation of the SCT Total to the CAP.

(ii)	Based on the closing price per share of our common stock on December 31, 2022, 2021, 2020 and 2019 of $141.82, $153.27, $133.93, and $130.56, respectively.
(iii)
Based on the closing price per share of our common stock on the vesting dates of March 1, 2022, 2021 and 2020 of $124.42, $146.66 and $111.34, respectively. For PSUs, reflects the actual number of shares paid out upon vesting (which is between 0% and 150% of the number of PSUs granted).

(6)
TSR for 2020 is for that year only, TSR for 2021 is a
two-year
return from January 1, 2020 through December 31, 2021, and TSR for 2022 is a three-year return from January 1, 2020 through December 31, 2022.

(7)	Represents the S&P 500 Insurance Index, as used in the Total Stockholder Return graph included under “— Compensation Disclosure and Analysis (CD&A) – Total Stockholder Return.”
(8)
The Compensation Committee has selected adjusted net operating income as the most important financial measure that relates to executive pay for fiscal 2022. This measure, which is a non-GAAP
financial measure, is a performance metric under the Company’s short-term incentive plan. Further, it is the basis for the operating EPS growth metric under the Company’s long-term incentive plan. Finally, adjusted net operating income is the numerator to the calculation of operating ROAE, which is a performance metric in both the short-term incentive plan and the long-term incentive plan. See “Reconciliation of GAAP and
Non-GAAP
Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.

Company Selected Measure Name	adjusted net operating income
Named Executive Officers, Footnote [Text Block]	For all fiscal years presented, our non-PEO named executive officers consisted of Peter W. Schneider, Alison S. Rand and Gregory C. Pitts.
Peer Group Issuers, Footnote [Text Block]	Represents the S&P 500 Insurance Index, as used in the Total Stockholder Return graph included under “— Compensation Disclosure and Analysis (CD&A) – Total Stockholder Return.”
PEO Total Compensation Amount	$ 4,793,457	$ 5,055,625	$ 5,279,867
PEO Actually Paid Compensation Amount	$ 4,208,898	6,453,617	5,680,952
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of PEO SCT Total to CAP:

Year	SCT Total	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (i)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (ii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f) = (b) + (c) + (d) + (e)	(a) + (f)
2022	$4,793,457	$(2,749,851)	$2,992,969	$(330,241)	$(497,436)	$(584,559)	$4,208,898
2021	$5,055,625	$(2,749,801)	$2,946,462	$675,179	$526,152	$1,397,992	$6,453,617
2020	$5,279,867	$(2,749,920)	$3,033,247	$128,983	$(11,225)	$401,085	$5,680,952

(i)	Based on the closing price per share of our common stock on December 31, 2022, 2021, 2020 and 2019 of $141.82, $153.27, $133.93, and $130.56, respectively.

Non-PEO NEO Average Total Compensation Amount	$ 2,606,419	2,449,063	2,424,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,371,553	3,043,732	2,597,277
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Average Non-PEO NEOs SCT Total to CAP:

Year	SCT Total	DEDUCT Aggregate Change in Actuarial Present Value of Defined Benefit and Actuarial Pension Plans (i)	DEDUCT Grant Date Fair Value of Equity Awards Granted in the Year as Reported in Summary Compensation Table	ADD Year End Fair Value of Equity Awards Granted in the Year that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested as of Year End (ii)	ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (iii)	Total Adjustments	CAP
	(a)	(b)	(c)	(d)	(e)	(f)	(g) = (b) + (c) + (d) + (e) + (f)	(a) + (g)
2022	$2,606,419	$—	$(1,383,178)	$1,505,467	$(140,053)	$(217,102)	$(234,866)	$2,371,553
2021	$2,449,063	$(408)	$(1,166,539)	$1,249,968	$286,393	$225,254	$594,669	$3,043,732
2020	$2,424,433	$(1,129)	$(1,166,441)	$1,286,621	$54,104	$(311)	$172,844	$2,597,277

(i)
One non-PEO named executive officer participated in a predecessor’s pension plan during the years presented. There was no service rendered or plan amendments during the years presented and therefore no pension values are added back in the reconciliation of the SCT Total to the CAP.

(ii)	Based on the closing price per share of our common stock on December 31, 2022, 2021, 2020 and 2019 of $141.82, $153.27, $133.93, and $130.56, respectively.
(iii)
Based on the closing price per share of our common stock on the vesting dates of March 1, 2022, 2021 and 2020 of $124.42, $146.66 and $111.34, respectively. For PSUs, reflects the actual number of shares paid out upon vesting (which is between 0% and 150% of the number of PSUs granted).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures
The five items listed below represent the most important performance metrics used to determine CAP for fiscal 2022 as further described in our Compensation Committee Message beginning on page 43. All of these items are described under “— Compensation Discussion and Analysis (CD&A)”. The measures are listed below in no particular order. See “Reconciliation of GAAP and
Non-GAAP
Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of these performance measures to GAAP results.
•	Adjusted Operating Revenue

•	Adjusted Net Operating Income

•	Adjusted ROAE

•	Size of the Life-Licensed Sales Force

•	Average Operating ROAE

Total Shareholder Return Amount	$ 0.133	0.204	0.039
Peer Group Total Shareholder Return Amount	0.449	0.315	(0.004)
Net Income (Loss)	$ 368,000,000	$ 372,000,000	$ 386,200,000
Company Selected Measure Amount	437.9	462.2	391.6
PEO Name	Glenn J. Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Operating Income
Non-GAAP Measure Description [Text Block]	The Compensation Committee has selected adjusted net operating income as the most important financial measure that relates to executive pay for fiscal 2022. This measure, which is a non-GAAP
financial measure, is a performance metric under the Company’s short-term incentive plan. Further, it is the basis for the operating EPS growth metric under the Company’s long-term incentive plan. Finally, adjusted net operating income is the numerator to the calculation of operating ROAE, which is a performance metric in both the short-term incentive plan and the long-term incentive plan. See “Reconciliation of GAAP and
Non-GAAP
	Financial Measures” in Exhibit A to this Proxy Statement for a reconciliation of net income to adjusted net operating income.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROAE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Size of the Life-Licensed Sales Force
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Average Operating ROAE
PEO [Member] | Fair Value of Equity Awards Granted are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,749,851)	$ (2,749,801)	$ (2,749,920)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,992,969	2,946,462	3,033,247
PEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(330,241)	675,179	128,983
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(497,436)	526,152	(11,225)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(584,559)	1,397,992	401,085
Non-PEO NEO [Member] | Change in Actuarial Present Value of Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(408)	(1,129)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,383,178)	(1,166,539)	(1,166,441)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,505,467	1,249,968	1,286,621
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,053)	286,393	54,104
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(217,102)	225,254	(311)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (234,866)	$ 594,669	$ 172,844